Interim Condensed Consolidated Statements of Changes in Temporary Equity and Shareholders' Deficiency - USD ($) $ in Thousands	Common Shares Class B common shares	Common Shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Redeemable convertible preferred shares	Class B common shares	Total
Beginning balance at Dec. 31, 2023								$ 237,671
Beginning balance (in shares) at Dec. 31, 2023								17,757,257
Changes in redeemable convertible preferred stock
F1 preferred shares deemed dividend								$ 3,384
Ending balance at Dec. 31, 2024						$ 245,121		$ 245,121	[1]
Ending balance (in shares) at Dec. 31, 2024						18,082,742		18,082,742
Beginning balance at Dec. 31, 2023			$ 14,706	$ (233,346)	$ (4,450)			$ (220,726)
Changes in shareholders' deficiency
Exercise of common share options			(39)					4
Share-based compensation (note 16)			1,253					1,253
F1 preferred shares deemed dividend				(3,384)				(3,384)
Net and comprehensive loss for the period				(57,770)	601			(57,169)
Ending balance at Dec. 31, 2024		$ 2,407	15,920	(298,566)	(3,849)			$ (284,088)
Ending balance (in shares) at Dec. 31, 2024		1,316,702					0	1,316,702
Changes in redeemable convertible preferred stock
F1 preferred shares deemed dividend						$ 1,694
Ending balance at Mar. 31, 2025						$ 246,815
Ending balance (in shares) at Mar. 31, 2025						18,082,742
Changes in shareholders' deficiency
Share-based compensation (note 16)			285					$ 285
F1 preferred shares deemed dividend				(1,694)				(1,694)
Net and comprehensive loss for the period				(5,688)	(623)			(6,311)
Ending balance at Mar. 31, 2025		$ 2,407	16,205	(305,948)	(4,472)			(291,808)
Ending balance (in shares) at Mar. 31, 2025		1,316,702
Beginning balance at Dec. 31, 2024						$ 245,121		$ 245,121	[1]
Beginning balance (in shares) at Dec. 31, 2024						18,082,742		18,082,742
Ending balance at Jun. 30, 2025						$ 246,815
Ending balance (in shares) at Jun. 30, 2025						18,082,742
Beginning balance at Dec. 31, 2024		$ 2,407	15,920	(298,566)	(3,849)			$ (284,088)
Beginning balance (in shares) at Dec. 31, 2024		1,316,702					0	1,316,702
Changes in shareholders' deficiency
Net and comprehensive loss for the period								$ (12,859)
Ending balance at Jun. 30, 2025		$ 2,413	16,434	(309,971)	(6,998)			(298,122)
Ending balance (in shares) at Jun. 30, 2025		1,318,892
Beginning balance at Dec. 31, 2024						$ 245,121		$ 245,121	[1]
Beginning balance (in shares) at Dec. 31, 2024						18,082,742		18,082,742
Changes in redeemable convertible preferred stock
F1 preferred shares deemed dividend								$ 1,694
Ending balance at Dec. 31, 2025						$ 122,953		$ 122,953	[1]
Ending balance (in shares) at Dec. 31, 2025						189,817,561	0	189,817,561
Beginning balance at Dec. 31, 2024		$ 2,407	15,920	(298,566)	(3,849)			$ (284,088)
Beginning balance (in shares) at Dec. 31, 2024		1,316,702					0	1,316,702
Changes in shareholders' deficiency
Exercise of common share options			(4)					$ 4
Share-based compensation (note 16)			1,345					1,345
F1 preferred shares deemed dividend				(1,694)				(1,694)
Net and comprehensive loss for the period				(31,370)	(2,855)			(34,225)
Ending balance at Dec. 31, 2025		$ 146,525	18,327	(331,952)	(6,704)			$ (173,804)
Ending balance (in shares) at Dec. 31, 2025		13,290,803					0	13,290,803
Beginning balance at Mar. 31, 2025						$ 246,815
Beginning balance (in shares) at Mar. 31, 2025						18,082,742
Ending balance at Jun. 30, 2025						$ 246,815
Ending balance (in shares) at Jun. 30, 2025						18,082,742
Beginning balance at Mar. 31, 2025		$ 2,407	16,205	(305,948)	(4,472)			$ (291,808)
Beginning balance (in shares) at Mar. 31, 2025		1,316,702
Changes in shareholders' deficiency
Exercise of common share options		$ 6	(4)					2
Exercise of common share options (in shares)		2,190
Share-based compensation (note 16)			233					233
Net and comprehensive loss for the period				(4,022)	(2,526)			(6,548)
Ending balance at Jun. 30, 2025		$ 2,413	16,434	(309,971)	(6,998)			(298,122)
Ending balance (in shares) at Jun. 30, 2025		1,318,892
Beginning balance at Dec. 31, 2025						$ 122,953		$ 122,953	[1]
Beginning balance (in shares) at Dec. 31, 2025						189,817,561	0	189,817,561
Changes in redeemable convertible preferred stock
Issuance of common shares							$ 25,956
Issuance of common shares (in shares)							3,500,000
Ending balance at Jan. 31, 2026							$ 26,306
Beginning balance at Dec. 31, 2025		$ 146,525	18,327	(331,952)	(6,704)			$ (173,804)
Beginning balance (in shares) at Dec. 31, 2025		13,290,803					0	13,290,803
Beginning balance at Dec. 31, 2025						$ 122,953		$ 122,953	[1]
Beginning balance (in shares) at Dec. 31, 2025						189,817,561	0	189,817,561
Changes in redeemable convertible preferred stock
Issuance of common shares							$ 26,306
Issuance of common shares (in shares)							3,500,000
Ending balance at Mar. 31, 2026						$ 122,953	$ 26,306
Ending balance (in shares) at Mar. 31, 2026						189,817,561	3,500,000
Beginning balance at Dec. 31, 2025		$ 146,525	18,327	(331,952)	(6,704)			$ (173,804)
Beginning balance (in shares) at Dec. 31, 2025		13,290,803					0	13,290,803
Changes in shareholders' deficiency
Exercise of common share options		$ 42	(42)
Exercise of common share options (in shares)		15,616
Share-based compensation (note 16)			105					$ 105
Net and comprehensive loss for the period				(38,812)	886			(37,926)
Ending balance at Mar. 31, 2026		$ 146,567	18,390	(370,764)	(5,818)			(211,625)
Ending balance (in shares) at Mar. 31, 2026		13,306,419
Beginning balance at Dec. 31, 2025						$ 122,953		$ 122,953	[1]
Beginning balance (in shares) at Dec. 31, 2025						189,817,561	0	189,817,561
Changes in redeemable convertible preferred stock
Issuance of common shares	$ 26,306
Issuance of common shares (in shares)							3,500,000
Ending balance at Jun. 30, 2026						$ 122,953	$ 26,306
Ending balance (in shares) at Jun. 30, 2026						189,817,561	3,500,000
Beginning balance at Dec. 31, 2025		$ 146,525	18,327	(331,952)	(6,704)			$ (173,804)
Beginning balance (in shares) at Dec. 31, 2025		13,290,803					0	13,290,803
Changes in shareholders' deficiency
Net and comprehensive loss for the period								$ (119,165)
Ending balance at Jun. 30, 2026		$ 146,609	18,586	(454,456)	(3,365)			$ (292,626)
Ending balance (in shares) at Jun. 30, 2026		13,324,608						13,324,608
Beginning balance at Mar. 31, 2026						$ 122,953	$ 26,306
Beginning balance (in shares) at Mar. 31, 2026						189,817,561	3,500,000
Ending balance at Jun. 30, 2026						$ 122,953	$ 26,306
Ending balance (in shares) at Jun. 30, 2026						189,817,561	3,500,000
Beginning balance at Mar. 31, 2026		$ 146,567	18,390	(370,764)	(5,818)			$ (211,625)
Beginning balance (in shares) at Mar. 31, 2026		13,306,419
Changes in shareholders' deficiency
Exercise of common share options		$ 42	(28)					14
Exercise of common share options (in shares)		18,189
Share-based compensation (note 16)			224					224
Net and comprehensive loss for the period				(83,692)	2,453			(81,239)
Ending balance at Jun. 30, 2026		$ 146,609	$ 18,586	$ (454,456)	$ (3,365)			$ (292,626)
Ending balance (in shares) at Jun. 30, 2026		13,324,608						13,324,608

[1]	Share amounts have been retrospectively adjusted to reflect the ten-for-one (10:1) reverse share split effective August 2025. See note 12 for details.